CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY(DEFICIT) - CNY (¥) ¥ in Thousands	Total	Share capital Member	Noncontrolling Interest	Additional paid-in capital	Statutory reserve [member]	Gereral Risk Reserve Member	Currency Translation Reserve Member	Accumulated other comprehensive loss	Total Equities Member
Balance, amount at Dec. 31, 2022	¥ 288,158	¥ 340	¥ 57,528	¥ 383,684	¥ 18,706	¥ 9,180	¥ (231)	¥ (181,049)	¥ 230,630
Statement [Line Items]
Share issuance	57,979	3,470	0	54,509	0	0	0	0	57,979
Other comprehensive loss for the year - currency translation differences	(1,489)	0	(298)	0	0	0	(1,191)	0	(1,191)
Net loss for the year	(395,803)	0	(79,161)	0	0	0	0	(316,642)	(316,642)
Balance, amount at Dec. 31, 2023	(51,155)	3,810	(21,931)	438,193	18,706	9,180	(1,422)	(497,691)	(29,224)
Statement [Line Items]
Share issuance	1,735	139	0	1,596	0	0	0	0	1,735
Other comprehensive loss for the year - currency translation differences	47,047	0	0	0	0	0	47,047	0	47,047
Net loss for the year	(4,549)	0	0	0	0	0	0	(4,549)	(4,549)
Disposal of discontinued operations and subsidiaries	27,931	0	21,931	66,534	(18,706)	(9,180)	0	(32,648)	6,000
Conversion of convertible notes	7,040	1,036	0	6,004	0	0	0	0	7,040
Appropriation to reserve	0	0	0	0	346	0	0	(346)	0
Balance, amount at Dec. 31, 2024	28,049	4,985	0	512,327	346	0	45,625	(535,234)	28,049
Statement [Line Items]
Other comprehensive loss for the year - currency translation differences	(2,018)	0	0	0	0	0	(2,018)	0	(2,018)
Net loss for the year	(8,036)	0	0	0	0	0	0	(8,036)	(8,036)
Conversion of convertible notes	15,972	12,485	0	3,487	0	0		0	15,972
Appropriation to reserve	0	0	0	0	219	0	0	(219)	0
Share issuance for share placement, etc.	3,546	3,505	0	41	0	0		0	3,546
Share issued for downpayment of property acquisition	9,141	13,196	0	(4,055)	0	0	0	0	9,141
Balance, amount at Dec. 31, 2025	¥ 46,654	¥ 34,171	¥ 0	¥ 511,800	¥ 565	¥ 0	¥ 43,607	¥ (543,489)	¥ 46,654